UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22044
Investment Company Act File Number
Eaton Vance Risk-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1.	Schedule of Investments

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 1.0%
United Technologies Corp.	124,687	$10,554,754

		$10,554,754

Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	109,954	$5,513,093

		$5,513,093

Automobiles — 1.2%
Ford Motor Co.(1)	870,048	$12,972,416

		$12,972,416

Beverages — 3.5%
Coca-Cola Co. (The)	268,274	$17,799,980
PepsiCo, Inc.	289,974	18,677,225

		$36,477,205

Biotechnology — 0.7%
Celgene Corp.(1)	134,090	$7,714,198

		$7,714,198

Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The)	69,232	$10,971,195
State Street Corp.	317,606	14,273,214

		$25,244,409

Chemicals — 2.2%
Monsanto Co.	310,642	$22,446,991

		$22,446,991

Commercial Banks — 3.6%
KeyCorp	946,382	$8,403,872
PNC Financial Services Group, Inc.	127,301	8,018,690
Wells Fargo & Co.	660,800	20,947,360

		$37,369,922

Communications Equipment — 2.2%
JDS Uniphase Corp.(1)	416,228	$8,674,191
QUALCOMM, Inc.	264,794	14,518,655

		$23,192,846

Computers & Peripherals — 3.8%
Apple, Inc.(1)	114,593	$39,929,931

		$39,929,931

Construction & Engineering — 2.0%
Fluor Corp.	280,415	$20,655,369

		$20,655,369

Consumer Finance — 0.6%
American Express Co.	142,458	$6,439,102

		$6,439,102

Diversified Financial Services — 3.6%
Citigroup, Inc.(1)	2,981,655	$13,178,915
JPMorgan Chase & Co.	533,198	24,580,428

		$37,759,343

Security	Shares	Value
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	345,268	$10,565,201
CenturyLink, Inc.	195,299	8,114,674
Verizon Communications, Inc.	119,586	4,608,844

		$23,288,719

Electric Utilities — 0.5%
American Electric Power Co., Inc.	142,399	$5,003,901

		$5,003,901

Electrical Equipment — 2.1%
Emerson Electric Co.	366,975	$21,442,349

		$21,442,349

Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	698,774	$14,415,708

		$14,415,708

Energy Equipment & Services — 3.2%
Halliburton Co.	308,713	$15,386,256
Schlumberger, Ltd.	191,886	17,895,288

		$33,281,544

Food & Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	323,278	$16,826,620

		$16,826,620

Health Care Equipment & Supplies — 3.2%
Covidien PLC	222,296	$11,546,054
St. Jude Medical, Inc.	284,303	14,573,372
Varian Medical Systems, Inc.(1)	114,314	7,732,199

		$33,851,625

Health Care Providers & Services — 6.2%
AmerisourceBergen Corp.	378,759	$14,983,706
DaVita, Inc.(1)	84,021	7,184,636
Fresenius Medical Care AG & Co. KGaA ADR	139,004	9,385,550
HCA Holdings, Inc.(1)	407,698	13,808,731
UnitedHealth Group, Inc.	417,899	18,889,035

		$64,251,658

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	216,529	$16,475,692

		$16,475,692

Household Products — 1.7%
Procter & Gamble Co.	284,331	$17,514,790

		$17,514,790

Industrial Conglomerates — 2.5%
General Electric Co.	1,275,464	$25,573,053

		$25,573,053

Insurance — 3.2%
Aflac, Inc.	108,712	$5,737,820
Lincoln National Corp.	216,483	6,503,149
MetLife, Inc.	232,848	10,415,291
Prudential Financial, Inc.	176,488	10,868,131

		$33,524,391

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(1)	85,944	$15,481,093

		$15,481,093

Security	Shares	Value
Internet Software & Services — 2.0%
Google, Inc., Class A(1)	34,912	$20,465,763

		$20,465,763

IT Services — 3.8%
Accenture PLC, Class A	331,950	$18,247,292
International Business Machines Corp.	128,006	20,873,938

		$39,121,230

Machinery — 2.3%
Danaher Corp.	463,231	$24,041,689

		$24,041,689

Media — 1.7%
Comcast Corp., Class A	709,542	$17,539,878

		$17,539,878

Metals & Mining — 1.5%
Freeport-McMoRan Copper & Gold, Inc.	105,306	$5,849,748
Goldcorp, Inc.	106,992	5,328,202
Silver Wheaton Corp.	111,203	4,821,762

		$15,999,712

Multi-Utilities — 0.9%
PG&E Corp.	217,452	$9,607,029

		$9,607,029

Multiline Retail — 1.1%
Target Corp.	225,688	$11,286,657

		$11,286,657

Oil, Gas & Consumable Fuels — 13.5%
Apache Corp.	154,032	$20,165,869
ConocoPhillips	248,179	19,819,575
Exxon Mobil Corp.	451,823	38,011,869
Hess Corp.	271,553	23,139,031
Occidental Petroleum Corp.	130,726	13,659,560
Peabody Energy Corp.	203,200	14,622,272
Southwestern Energy Co.(1)	247,564	10,637,825

		$140,056,001

Personal Products — 1.1%
Estee Lauder Cos., Inc., Class A	115,278	$11,108,188

		$11,108,188

Pharmaceuticals — 2.0%
Johnson & Johnson	85,563	$5,069,608
Pfizer, Inc.	764,814	15,533,372

		$20,602,980

Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities, Inc.	54,354	$6,526,828
Boston Properties, Inc.	50,704	4,809,275

		$11,336,103

Software — 5.8%
Microsoft Corp.	797,725	$20,230,306
Oracle Corp.	785,629	26,216,440
salesforce.com, inc.(1)	106,250	14,192,875

		$60,639,621

Specialty Retail — 1.5%
Home Depot, Inc.	414,632	$15,366,262

		$15,366,262

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	165,350	$12,516,995

		$12,516,995

Tobacco — 1.4%
Philip Morris International, Inc.	217,769	$14,292,179

		$14,292,179

Wireless Telecommunication Services — 0.4%
American Tower Corp., Class A(1)	85,084	$4,409,053

		$4,409,053

Total Common Stocks (identified cost $815,060,084)		$1,035,590,062

Call Options Purchased — 0.1%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Celgene Corp.	1,845	$62.50	4/16/11	$10,148
CenturyLink, Inc.	1,975	42.00	7/16/11	246,875
Shaw Group, Inc. (The)	2,025	35.00	1/21/12	1,123,875

Total Call Options Purchased (identified cost $1,389,970)				$1,380,898

Put Options Purchased — 1.1%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	3,575	$1,200	6/18/11	$4,433,000
S&P 500 Index	3,500	1,250	6/18/11	7,000,000

Total Put Options Purchased (identified cost $26,571,091)				$11,433,000

Short-Term Investments — 1.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$17,528	$17,528,052

Total Short-Term Investments (identified cost $17,528,052)		$17,528,052

Total Investments — 102.4% (identified cost $860,549,197)		$1,065,932,012

Call Options Written — (1.7)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	3,445	$1,305	4/16/11	$(9,852,700)
S&P 500 Index	1,725	1,310	4/16/11	(4,381,500)
S&P 500 Index	1,610	1,315	4/16/11	(3,509,800)

Total Call Options Written (premiums received $9,153,958)				$(17,744,000)

Put Options Written — (0.2)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Aflac, Inc.	2,105	$40.00	5/21/11	$(38,943)
Celgene Corp.	1,845	47.50	4/16/11	(9,225)
CenturyLink, Inc.	2,525	37.00	7/16/11	(138,875)
General Electric Co.	10,395	18.00	4/16/11	(46,778)
Goldcorp, Inc.	1,200	40.00	7/16/11	(52,200)
McDonald’s Corp.	1,420	70.00	6/18/11	(90,880)
Microsoft Corp.	3,750	24.00	6/18/11	(202,500)
Nike, Inc., Class B	1,300	70.00	7/16/11	(228,800)
S&P 500 Index	2,335	975.00	6/18/11	(431,975)
Shaw Group, Inc. (The)	3,120	25.00	1/21/12	(483,600)
St. Jude Medical, Inc.	2,095	50.00	4/16/11	(130,938)

Total Put Options Written (premiums received $5,569,813)				$(1,854,714)

Other Assets, Less Liabilities — (0.5)%				$(5,449,383)

Net Assets — 100.0%				$1,040,883,915

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $7,593.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$840,257,972

Gross unrealized appreciation	$243,549,165
Gross unrealized depreciation	(17,875,125)

Net unrealized appreciation	$225,674,040

Written call and put options activity for the fiscal year to date ended March 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	23,015	$9,489,435
Options written	61,255	26,860,163
Options terminated in closing purchase transactions	(33,180)	(19,289,180)
Options expired	(12,220)	(2,336,647)

Outstanding, end of period	38,870	$14,723,771

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At March 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to purchase call options on individual stocks at or above the current value of the stock to enhance return. In buying call options on individual stocks, the Fund in effect, acquires potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium paid. The Fund generally intends to purchase index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund generally intends to write put options on individual stocks below the current value of the individual stock to generate premium income. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual stock below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline below the exercise price.

At March 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $12,813,898 and $19,598,714, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$101,638,992	$—	$—	$101,638,992
Consumer Staples	96,218,982	—	—	96,218,982
Energy	173,337,545	—	—	173,337,545
Financials	151,673,270	—	—	151,673,270
Health Care	126,420,461	—	—	126,420,461
Industrials	107,780,308	—	—	107,780,308
Information Technology	197,765,099	—	—	197,765,099
Materials	38,446,703	—	—	38,446,703
Telecommunication Services	27,697,772	—	—	27,697,772
Utilities	14,610,930	—	—	14,610,930

Total Common Stocks	$1,035,590,062	$—	$—	$1,035,590,062

Call Options Purchased	$1,380,898	$—	$—	$1,380,898
Put Options Purchased	11,433,000	—	—	11,433,000
Short-Term Investments	—	17,528,052	—	17,528,052

Total Investments	$1,048,403,960	$17,528,052	$—	$1,065,932,012

Liability Description

Call Options Written	$(17,744,000)	$—	$—	$(17,744,000)
Put Options Written	—	(1,854,714)	—	(1,854,714)

Total	$(17,744,000)	$(1,854,714)	$—	$(19,598,714)

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011